Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

Years ending
December 31,
RMB
2019	167,585
2020	152,779
2021	103,181
2022	85,816
2023	61,779
2024 and after	411,050
Total lease commitment	982,190